Schedule of inventories (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Inventories, net	R$ 4,380	R$ 3,739
Stores [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	3,955	3,416
Distribution Centers [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	878	818
Commercial Agreements [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	(416)	(444)
Allowance For Loss On Inventory Obsolescence And Damages [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	R$ (37)	R$ (51)